INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net
Summary of Intangible assets

	As of December 31,
	2018	2019
	RMB	RMB
Gross carrying amount
Trade names	48,908	43,878
Brand	5,920	5,920
Student populations	39,818	39,817
Software	35,421	37,024
Customer relationships	5,270	5,270
Cooperative agreements	5,230	5,230
Favorable leases	63,237	—
Non-compete agreements	833	833
Trademark	—	2,322
Workforce	—	1,870
License	—	678
	204,637	142,842
Less: Accumulated amortization
Trade names	—	—
Brand	—	—
Student populations	(38,476)	(39,288)
Software	(34,200)	(34,945)
Customer relationships	(5,270)	(5,270)
Cooperative agreements	(4,062)	(4,570)
Favorable leases	(29,384)	—
Non-compete agreements	(833)	(833)
Trademark	—	(582)
Workforce	—	(702)
License	—	(45)
	(112,225)	(86,235)
Intangible assets, net
Trade names	48,908	43,878
Brand	5,920	5,920
Student populations	1,342	529
Software	1,221	2,079
Customer relationships	—	—
Cooperative agreements	1,168	660
Favorable leases	33,853	—
Non-compete agreements	—	—
Trademark	—	1,740
Workforce	—	1,168
License	—	633
	92,412	56,607

Schedule of estimated amortization expenses of intangible assets for future annual periods

Amount
RMB

2020	3,161
2021	1,482
2022	544
2023	320
2024	298
Thereafter	1,004
Total	6,809